Accounts Receivable, Net	6 Months Ended
Jan. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Accounts receivable	$1,625,129	$1,410,083
Allowance for credit losses	—	—
Accounts receivable, net	$1,625,129	$1,410,083

The Group’s accounts receivable are presented net of allowance for credit losses and are primarily in-transit payments due from payment processing companies for in-game purchases made by gamers. Accounts receivable is recognized in the period when the Group has unconditional right to consideration for services provided to its customers.